Fair Value - Schedule of Equity Method Investments Key Assumptions (Details) - Level 3 $ in Millions	Jun. 30, 2026 USD ($)	Mar. 31, 2026 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value	$ 52	$ 57
Minimum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	0.8	0.9
Maximum | Valuation Technique, Discounted Cash Flow | LTM Revenue Multiple
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value option, measurement input	1	1.1